Cover	Dec. 13, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 13, 2022
Entity File Number	001-37379
Entity Registrant Name	ONE GROUP HOSPITALITY, INC.
Entity Central Index Key	0001399520
Entity Tax Identification Number	14-1961545
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1624 Market Street
Entity Address, Address Line Two	Suite 311
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	646
Local Phone Number	624-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	STKS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false